MCA-Q1

Quarterly Report
June 30, 2026
MFS®  California
Municipal Bond Fund

Portfolio of Investments
6/30/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.8%
Airport Revenue – 10.7%
Burbank, Glendale & Pasadena, CA, Airport Authority Senior Rev., “B”, 5.25%, 7/01/2049	$2,725,000	$2,875,583
Burbank, Glendale & Pasadena, CA, Airport Authority Senior Rev., “B”, 5.25%, 7/01/2054	3,250,000	3,398,299
Burbank, Glendale & Pasadena, CA, Airport Authority Senior Rev., “B”, AGM, 4.375%, 7/01/2049	3,000,000	2,979,626
Burbank, Pasadena & Glendale, CA, Airport Authority Senior Rev., “B”, BAM, 5.5%, 7/01/2055	4,000,000	4,341,259
California Municipal Finance Authority Rev. (Clay Lacy Aviation Facilities - John Wayne Airport, Orange County Project), 6%, 1/01/2055	2,000,000	2,116,384
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	2,190,000	2,200,178
Fresno, CA, Airport Rev., “A”, BAM, 4.25%, 7/01/2044	1,000,000	1,004,934
Fresno, CA, Airport Rev., “A”, BAM, 5%, 7/01/2053	1,000,000	1,030,265
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,425,000	1,511,166
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,573,430
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,169,215
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	495,064
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2048	4,115,000	4,327,841
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2050	4,000,000	4,245,956
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,629,931
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	1,975,843
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,354,036
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,835,825
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project/Green Bonds), AGM, 5.25%, 6/30/2060	2,840,000	2,900,426
Sacramento County, CA, Airport System Senior Rev., 5.25%, 7/01/2054	3,500,000	3,754,213
Sacramento County, CA, Airport System Senior Rev., “A”, 5.25%, 7/01/2055	2,000,000	2,091,254
Sacramento County, CA, Airport System Senior Rev., “C”, 5%, 7/01/2039	1,000,000	1,026,230
Sacramento County, CA, Airport System Subordinate Rev., “D”, AGM, 5.25%, 7/01/2055	2,000,000	2,107,815
San Diego County, CA, Regional Airport Authority Senior Rev., “A”, 5.25%, 7/01/2050	5,000,000	5,288,488
San Francisco, CA, City & County Airports Commission, International Airport Refunding Rev., “C”, 5.75%, 5/01/2048	5,000,000	5,452,919
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,669,211
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.25%, 5/01/2049	1,000,000	1,054,231
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2052	2,500,000	2,267,761
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	4,000,000	4,296,347
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev., 5.25%, 5/01/2044	4,000,000	4,344,947
San Francisco, CA, San Francisco International Airport, Airport Commission Refunding Rev., “A”, 5.5%, 5/01/2051	4,000,000	4,336,949
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	2,006,330
		$88,661,956
General Obligations - General Purpose – 2.0%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$1,010,554
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	497,583	542,977
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	219,601	222,440
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	383,721	387,072
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	169,415	169,991
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	230,339	224,249
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	765,550	701,230
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	282,606	207,069
Oakland, CA, General Obligation, “D”, 5.5%, 7/15/2053	5,000,000	5,382,580
State of California, Various Purpose General Obligation, 4%, 3/01/2036 (Prerefunded 3/01/2030)	45,000	47,417
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,155,000	2,218,534
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,238,972
State of California, Various Purpose General Obligation, 5.5%, 8/01/2054	1,500,000	1,657,997
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	467,286
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	433,265
		$16,911,633

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 13.6%
Alameda, CA, Unified School District Rev. (Election of 2022), “B”, 4%, 8/01/2052	$2,000,000	$1,936,871
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	1,000,000	971,986
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2041	1,795,000	963,000
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2045	1,710,000	729,764
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2046	1,700,000	682,922
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2047	1,000,000	377,676
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2048	2,900,000	1,039,587
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2049	3,500,000	1,194,087
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 2/01/2050	3,475,000	1,154,251
Antelope Valley, CA, Community College District, General Obligation Refunding Rev., 5%, 8/01/2042 (w)	1,000,000	1,110,251
Antelope Valley, CA, Community College District, General Obligation Refunding Rev., 5%, 8/01/2044 (w)	1,675,000	1,836,461
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	4,009,787
Conejo Valley, CA, Unified School District (Election of 2014), General Obligation, Capital Appreciation, “E”, 0%, 8/01/2037	4,240,000	2,774,232
Fresno, CA, Clovis Unified School District (Election of 2020), General Obligation, “C”, 4%, 8/01/2048	5,000,000	4,955,914
Garden Grove, CA, Unified School District (Election of 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,985,906
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,825,037
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	362,860
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	956,101
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,486,481
Los Angeles County, CA, El Monte City School District, General Obligation Refunding, AGM, 5%, 8/01/2044	265,000	298,232
Los Angeles County, CA, El Monte City School District, General Obligation Refunding, AGM, 5%, 8/01/2046	475,000	524,576
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2047	1,000,000	368,103
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2048	750,000	261,949
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2049	1,000,000	330,754
Los Angeles County, CA, Los Nietos School District 2008 Measure M Election, General Obligation, Capital Appreciation, “E”, AGM, 0%, 8/01/2050	1,000,000	312,979
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	856,450
Los Angeles County, CA, Pasadena Joint Unified School District (Election of 2020), General Obligation, “D”, 5.25%, 8/01/2050	3,000,000	3,286,629
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2047	1,000,000	384,168
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2048	2,000,000	728,281
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2049	1,500,000	516,863
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,454,081
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,582,387
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,310,442
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	138,920
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	80,787
Monterey County, CA, Alisal Union School District (Election of 2006), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2047	2,000,000	741,504
Monterey County, CA, Alisal Union School District (Election of 2006), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2048	2,000,000	696,857
Monterey County, CA, Alisal Union School District (Election of 2006), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2049	2,200,000	721,601
Monterey County, CA, Alisal Union School District (Election of 2006), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2050	1,665,000	517,620
Monterey County, CA, Alisal Union School District (Election of 2006), General Obligation, Capital Appreciation, “D”, 0%, 2/01/2051	1,625,000	490,576

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	$500,000	$404,645
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,359,532
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	5,244,131
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	3,117,744
Oakland, CA, Unified School District Rev., “A”, AGM, 5.25%, 8/01/2048	7,000,000	7,482,605
Placer & Sacramento Counties, CA, Roseville Joint Union High School District, General Obligation Refunding (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2044 (w)	1,350,000	1,474,384
Placer & Sacramento Counties, CA, Roseville Joint Union High School District, General Obligation Refunding (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2045 (w)	1,575,000	1,704,369
Placer & Sacramento Counties, CA, Roseville Joint Union High School District, General Obligation Refunding (School Facilities Improvement District No. 1), “B”, 5%, 8/01/2046 (w)	1,200,000	1,286,849
Riverside County, CA, Corona-Norco Unified School District (Election of 2014), General Obligation, “D”, 5%, 8/01/2049	2,500,000	2,676,297
Riverside County, CA, Palm Springs Unified School District (Election of 2016), General Obligation, “B”, 4%, 8/01/2049	3,000,000	2,993,928
San Bernardino & Riverside Counties, CA, Colton Joint Unified School District (Election of 2024), General Obligation, Capital Appreciation, “A”, BAM, 0%, 8/01/2044	750,000	344,633
San Bernardino & Riverside Counties, CA, Colton Joint Unified School District (Election of 2024), General Obligation, Taxable, Capital Appreciation, “A”, BAM, 0%, 8/01/2045	1,000,000	432,227
San Bernardino & Riverside Counties, CA, Colton Joint Unified School District (Election of 2024), General Obligation, Taxable, Capital Appreciation, “A”, BAM, 0%, 8/01/2046	1,000,000	405,242
San Bernardino County, CA, Mountain View School District, School Facilities Improvement District No. 3, General Obligation, “A”, BAM, 5%, 8/01/2050	850,000	896,821
San Bernardino County, CA, Mountain View School District, School Facilities Improvement District No. 3, General Obligation, “A”, BAM, 5%, 8/01/2055	2,200,000	2,304,713
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 8/01/2051	2,000,000	1,925,070
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,853,401
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	2,143,680
San Francisco, CA, City & County Community College District (Election of 2020), General Obligation, “B”, BAM, 5.25%, 6/15/2049	5,000,000	5,392,271
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	2,197,411
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2043	840,000	403,167
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2044	940,000	423,658
San Mateo County, CA, Ravenswood City School District (Election of 2022), General Obligation, Capital Appreciation, “B”, AGM, 0%, 8/01/2045	1,100,000	465,187
Santa Barbara County, CA, Community College District (Election of 2024), General Obligation, Capital Appreciation, “A”, 0%, 8/01/2046	750,000	289,265
Santa Barbara County, CA, Community College District (Election of 2024), General Obligation, Capital Appreciation, “A”, 0%, 8/01/2047	1,750,000	633,211
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	1,001,783
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,251,424
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,372,320
Stanislaus County, CA, CERES Unified School District (Election of 2024), General Obligation, “A”, BAM, 5%, 8/01/2050	4,000,000	4,249,231
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	2,775,000	1,113,350
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	1,141,808
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	2,006,775
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,731,230
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	1,081,142
		$112,760,437
Healthcare Revenue - Hospitals – 10.8%
California Health Facilities Financing Authority Rev. (Cedars - Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,303,053
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,536,929
California Health Facilities Financing Authority Rev. (Commonspirit Health), “A”, 5%, 12/01/2054	5,655,000	5,852,936
California Health Facilities Financing Authority Rev. (El Camino Health), “A”, 5.25%, 2/01/2048	2,500,000	2,723,941
California Health Facilities Financing Authority Rev. (Stanford Health Care), “A”, 5.25%, 8/15/2054	2,500,000	2,709,982
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2054	3,000,000	3,083,829
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	182,813
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	762,044

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	$1,275,000	$1,283,594
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	855,258
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	426,983
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	2,012,648
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,499,141
California Municipal Finance Authority Rev. (Gracelight Community Health), “A”, 5.375%, 6/01/2056	1,500,000	1,509,224
California Municipal Finance Authority Rev. (Healthcore NorthBay Properties), “A”, 5.69%, 9/01/2035	2,500,000	2,555,835
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	205,114
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	165,084
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	85,041
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	414,982
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,500,303
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,055,643
California Municipal Finance Authority, COP (Southern Mono Healthcare), 5.25%, 6/01/2050	3,500,000	3,703,496
California Municipal Finance Authority, COP (Southern Mono Healthcare), 5.25%, 6/01/2055	7,690,000	8,060,281
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,545,473
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,892,047
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,130,150
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.25%, 12/01/2054	3,500,000	3,732,706
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	2,005,925
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,405,685
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	200,045
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,650,614
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,955,458
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,930,298
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,542,260
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,295
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	66,278
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	2,001,312
Santa Barbara County, CA, Lompoc Valley Medical Center Rev., 5%, 2/01/2041	1,370,000	1,411,903
Santa Barbara County, CA, Lompoc Valley Medical Center Rev., 5%, 2/01/2046	1,430,000	1,440,429
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	300,000
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	687,080
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,744,614
Upland, CA, San Antonio Regional Hospital, COP, 4%, 1/01/2042	1,000,000	953,630
Upland, CA, San Antonio Regional Hospital, COP, 5%, 1/01/2047	1,000,000	1,004,537
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	344,509
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	1,000,000	1,001,960
		$89,440,362
Healthcare Revenue - Long Term Care – 2.6%
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5%, 11/15/2043	$750,000	$787,300
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2048	1,000,000	1,038,279
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2053	1,250,000	1,283,529
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2058	2,000,000	2,048,036
California Municipal Finance Authority Refunding Rev. (HumanGood - California Obligated Group), “A”, 5.25%, 10/01/2044	1,505,000	1,584,331
California Municipal Finance Authority Refunding Rev. (HumanGood - California Obligated Group), “A”, 5.25%, 10/01/2045	1,120,000	1,172,264
California Municipal Finance Authority Rev. (PRS - California Obligated Group Projects), “A”, 5%, 4/01/2049	1,300,000	1,332,171
California Municipal Finance Authority Rev. (PRS - California Obligated Group Projects), “A”, 5%, 4/01/2054	1,540,000	1,566,059
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	786,982
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,208,917
California Statewide Communities Development Authority Rev. (Odd Fellows Home of California Project), “A”, CALHF, 5%, 4/01/2056	2,750,000	2,853,794
California Statewide Communities Development Authority, Insured Refunding Rev. (Moldaw Residences), 5%, 11/01/2049	2,000,000	2,081,020

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
California Statewide Communities Development Authority, Insured Refunding Rev. (Sequoia Living Projects), “A”, 5%, 7/01/2050	$3,000,000	$3,135,407
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	982,613
		$21,860,702
Human Services – 0.3%
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2049	$750,000	$775,495
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2054	2,000,000	2,044,155
		$2,819,650
Industrial Revenue - Environmental Services – 0.8%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	$4,000,000	$4,060,041
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,947,139
		$7,007,180
Land Development – 6.1%
California Municipal Finance Authority, Community Facilities District No. 2024-11 (City of Lincoln - Hidden Hills), 5%, 9/01/2036	$250,000	$260,899
California Municipal Finance Authority, Community Facilities District No. 2024-11 (City of Lincoln - Hidden Hills), 5%, 9/01/2041	365,000	378,102
California Municipal Finance Authority, Community Facilities District No. 2024-11 (City of Lincoln - Hidden Hills), 5%, 9/01/2046	600,000	612,169
California Municipal Finance Authority, Community Facilities District No. 2024-11 (City of Lincoln - Hidden Hills), 5%, 9/01/2051	625,000	632,152
California Municipal Finance Authority, Community Facilities District No. 2024-11 (City of Lincoln - Hidden Hills), 5%, 9/01/2056	850,000	852,013
California Municipal Finance Authority, Special Tax Rev., “B”, 5.5%, 9/01/2043	625,000	665,672
California Municipal Finance Authority, Special Tax Rev., “B”, 5.75%, 9/01/2053	1,850,000	1,957,195
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	940,000	950,860
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	435,673
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,975,000	1,940,967
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C-2”, 5%, 9/02/2046	860,000	901,615
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C-2”, 5%, 9/02/2051	2,100,000	2,161,610
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,013,360
Irvine, CA, Community Facilities District Special Tax (Irvine Great Park Improvement Area), AGM, 5%, 9/01/2050	5,000,000	5,398,278
Irvine, CA, Financial Authority, Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,732,896
Lake Elsinore, CA, Community Facilities District Special Tax (Alberhill Ranch), 5%, 9/01/2050	1,000,000	1,021,567
Lake Elsinore, CA, Community Facilities District Special Tax (Alberhill Ranch), 5%, 9/01/2055	1,000,000	1,016,308
Lincoln, CA, Community Facilities District Special Tax (Joiner Ranch East), 5%, 9/01/2050	550,000	555,737
Lincoln, CA, Community Facilities District Special Tax (Joiner Ranch East), 5%, 9/01/2055	760,000	761,204
Mountain House, CA, House Finance Authority, Special Tax Rev., “A”, 5%, 9/01/2046	450,000	461,684
Mountain House, CA, House Finance Authority, Special Tax Rev., “A”, 5%, 9/01/2051	575,000	582,963
Mountain House, CA, House Finance Authority, Special Tax Rev., “A”, 5%, 9/01/2056	650,000	653,603
Mountain House, CA, Improvement Area No. 3, Community Facilities District No. 2024-1 (Public Facilities & Services), 5%, 9/01/2056	1,150,000	1,160,038
Mountain House, CA, Special Tax Community Facilities District No. 2024-1 (Public Facilities and Services), 5%, 9/01/2055	2,000,000	2,013,551
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/02/2038	565,000	574,850
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/02/2043	640,000	671,814
Rancho Cordova, CA, Improvement Area No. 1, Preserve Community Facilities District No. 2025-1, Special Tax, 5%, 9/01/2046	340,000	352,752
Rancho Cordova, CA, Improvement Area No. 1, Preserve Community Facilities District No. 2025-1, Special Tax, 5%, 9/01/2051	650,000	660,703
Rancho Cordova, CA, Improvement Area No. 1, Preserve Community Facilities District No. 2025-1, Special Tax, 5%, 9/01/2055	650,000	657,711
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,014,729
River Islands, CA, Public Finance Authority, Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	3,145,000	3,069,367
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	1,017,509
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,559,973

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Land Development – continued
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	$35,000	$35,031
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,389,770
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	750,628
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2041	1,500,000	1,684,390
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2042	1,250,000	1,398,268
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2043	1,000,000	1,114,982
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 10/01/2048	835,000	827,859
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 10/01/2053	1,000,000	976,009
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2041	275,000	290,204
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2046	325,000	337,437
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2051	600,000	611,218
Wildomar, CA, Community Facilities District No. 2023-1 (Avalino), Special Tax, 5%, 9/01/2055	550,000	559,787
		$50,675,107
Miscellaneous Revenue - Other – 2.2%
California Infrastructure & Economic Development Bank Rev. (Los Angeles County Museum of Natural History Foundation), 5%, 7/01/2056 (w)	$3,000,000	$3,136,432
Pasadena, CA, Public Financing Authority Lease Refunding Rev. (Rose Bowl Renovation Project), Capital Appreciation, 0%, 6/01/2048	1,125,000	417,158
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 12/01/2053	5,000,000	5,271,283
Virgin Islands Hotel Development Financing Corp. Rev., Taxable (Frenchman's Reef Hotel), “A-1”, 6%, 12/01/2055	2,100,000	2,133,130
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	205,000	205,707
West Patterson, CA, Financing Authority, Community Facilities District No. 2022-2 (Baldwin Ranch Infrastructure), AGM, 5%, 9/01/2051	3,000,000	3,137,749
West Patterson, CA, Financing Authority, Community Facilities District No. 2022-2 (Baldwin Ranch Infrastructure), AGM, 5%, 9/01/2056	4,045,000	4,212,576
		$18,514,035
Multi-Family Housing Revenue – 16.2%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,879,872
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,600,000	2,472,253
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	2,116,745
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	2,422,812	2,479,257
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 8/01/2038	800,000	807,551
California Housing Finance Agency, Limited Obligation Multi-Family Housing Rev. (Napa Creek Manor), “A”, FNMA, 4.25%, 5/01/2043	6,000,000	6,031,495
California Housing Finance Agency, Limited Obligation Multi-Family Housing Rev. (Wakeland Riverwalk), “R”, 4.95%, 8/01/2044	1,800,000	1,887,333
California Housing Finance Agency, Multi-Family Housing Rev. (All Hallows Apartments), “U”, FNMA, 4.1%, 9/01/2040	5,000,000	5,019,127
California Housing Finance Agency, Multi-Family Housing Rev. (Bayview Apartments), “W”, FNMA, 4%, 10/01/2039	3,550,000	3,612,681
California Housing Finance Agency, Multi-Family Housing Rev. (La Salle Apartments), “V”, FNMA, 4.1%, 9/01/2040	5,000,000	5,024,419
California Housing Finance Agency, Multi-Family Housing Rev. (Ocean View Garden Apartments), “J”, FNMA, 4.33%, 2/01/2042	3,000,000	3,005,203
California Housing Finance Agency, Multi-Family Housing Rev. (Playa Del Alameda Apartments), “Q”, FNMA, 4.25%, 8/01/2041	980,000	991,882
California Housing Finance Agency, Multi-Family Housing Rev. (Shoreview Apartments), “T”, FHLMC, 4.1%, 7/01/2040	5,000,000	4,983,422
California Housing Finance Agency, Multi-Family Housing Rev. (Sisal Apartments), “DD”, FNMA, 3.7%, 11/01/2037	5,000,000	5,053,193
California Municipal Finance Authority, Multi-Family Housing Rev. (707 by Vintage), “A”, 4.4%, 12/01/2043	10,000,000	10,030,325
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,843,431
California Municipal Finance Authority, Multi-Family Housing Rev. (Gibson Drive Apartments Project), “A”, 4.45%, 12/01/2042	4,000,000	4,046,209
California Municipal Finance Authority, Multi-Family Housing Rev. (La Vista Apartments), “A”, 4.35%, 6/01/2042	3,000,000	3,064,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
California Municipal Finance Authority, Multi-Family Housing Rev. (Warner Center II), “A-S”, 8%, 6/01/2058 (Put Date 4/01/2046)	$1,000,000	$1,008,972
California Municipal Finance Authority, Multi-Family Housing Rev. (Whitmer Manor Community Partners LP), “A”, FNMA, 4.875%, 11/01/2043	3,100,000	3,199,976
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 4.48%, 6/01/2044	5,000,000	5,175,446
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 5.28%, 9/01/2046	3,300,000	3,592,146
California Municipal Finance Authority, Municipal Certificates, “A-1”, 4.05%, 7/20/2041	1,994,893	1,976,595
California Municipal Finance Authority, Municipal Certificates, “A-2”, 4.05%, 7/20/2041	997,446	933,304
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,500,000	2,377,099
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,453,101
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,630,415
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,522,599
California Statewide Communities Development Authority, Multi-Family Housing Refunding Rev. (Siena Apartments), “A”, FNMA, 4.2%, 5/01/2036	2,500,000	2,543,488
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Sunterra Apartments), “D-S-A”, 7.5%, 1/01/2037	1,000,000	984,064
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Vintage at Folsom), “E-1”, FNMA, 4%, 10/01/2042	3,650,000	3,573,235
Carlsbad, CA, Multi-Family Housing Rev. (Mariposa Apartments), “A”, 4.6%, 2/01/2036	1,520,000	1,537,650
Los Angeles, CA, Multi-Family Housing Authority Rev. (Clarendon Apartments), “A”, 4.5%, 12/01/2059	8,750,000	8,359,105
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,287,887	1,311,345
National Finance Authority, NH, Municipal Certificates, “A-CA”, 3.923%, 7/20/2039	4,933,536	4,808,133
National Finance Authority, NH, Municipal Certificates, “B-CA”, 3.923%, 7/20/2040	2,000,000	1,809,886
North Carolina, Housing Finance Agency (Multi-Family Mortgaged Back), FNMA, 4.45%, 5/01/2040	2,943,138	3,035,308
Sacramento County, CA, Multi-Family Housing Authority (Albert Einstein Residence Center), “A”, 4.125%, 5/01/2040	2,465,000	2,490,708
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), 4.6%, 2/01/2036	212,000	209,666
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), “C”, 4.6%, 2/01/2036	1,615,000	1,561,666
San Francisco, CA, City & County Multi-Family Housing Rev. (Sunnydale Hope SF Block 9), “B-1”, FNMA, 5%, 2/01/2046	1,245,000	1,320,701
San Jose, CA, Multi-Family Housing Rev. (Arcade), “A-1”, FNMA, 5%, 9/01/2044	2,600,000	2,830,460
Santa Barbara County, CA, Housing Authority Rev. (Heritage Ridge Senior Apartments), 4%, 12/01/2038	1,500,000	1,498,384
Santa Barbara County, CA, Housing Authority Rev. (Heritage Ridge Special Needs Family Apartments), 4%, 12/01/2038	2,000,000	2,010,856
Stanislaus County, CA, Regional Housing Authority, Multi-Family Housing Rev. (Riverbank Commons), “A”, 5%, 6/01/2041	360,000	385,900
Stanislaus County, CA, Regional Housing Authority, Multi-Family Housing Rev. (Riverbank Commons), “A”, 5%, 6/01/2046	460,000	476,134
Stanislaus County, CA, Regional Housing Authority, Multi-Family Housing Rev. (Riverbank Commons), “A”, 5%, 6/01/2051	540,000	555,630
Stanislaus County, CA, Regional Housing Authority, Multi-Family Housing Rev. (Riverbank Commons), “A”, 5.25%, 6/01/2056	615,000	642,619
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	2,000,000	2,058,000
		$134,221,270
Parking – 0.2%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,607,827
Port Revenue – 0.7%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$4,000,000	$2,427,256
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	12,000,000	3,126,908
		$5,554,164
Sales & Excise Tax Revenue – 1.7%
Guam Government Business Privilege Tax Refunding Rev., “F”, 4%, 1/01/2042	$390,000	$380,820
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	114,000	114,366
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	382,000	377,118
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	5,346,000	5,337,326
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	944,000	944,148
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	385,000	385,060
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.536%, 7/01/2053	9,000	8,570
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,826,000	2,764,272
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	28,257
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,566,000	1,338,720
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,524,000	1,209,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	$780,000	$569,400
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024 (a)(d)(z)	555,000	499,500
		$13,956,942
Secondary Schools – 3.7%
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2054	$700,000	$687,279
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2064	1,350,000	1,304,060
California Enterprise Development Authority, Lease Rev. (Riverside County - Mead Valley Wellness Village Project), “A”, 5.5%, 11/01/2059	3,375,000	3,681,283
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	997,578
California Infrastructure & Economic Development Bank Rev. (Social Bonds), “B”, 5%, 11/01/2059	1,000,000	1,019,988
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	456,700
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,827,116
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	975,314
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	750,046
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.5%, 5/01/2044	350,000	359,039
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.75%, 5/01/2054	435,000	440,409
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.875%, 5/01/2059	390,000	396,310
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	940,000	940,212
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041 (n)	450,000	450,072
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	412,644
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools - Obligated Group), “A”, 5%, 7/01/2045	1,700,000	1,728,500
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools - Obligated Group), “A”, 5%, 7/01/2055	1,845,000	1,815,991
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	499,691
California School Finance Authority, Charter School Rev. (Alliance for College - Ready Public Schools Projects), 5%, 7/01/2049	1,000,000	1,020,993
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No.3), “A”, 5%, 8/01/2040 (n)	525,000	528,878
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No.3), “A”, 5%, 8/01/2050 (n)	1,000,000	954,898
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (a)(d)(z)	1,000,000	600,000
California School Finance Authority, Charter School Rev. (Larchmont Charter School Project), 6%, 6/01/2056	1,775,000	1,849,957
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	2,120,000	2,059,022
California School Finance Authority, School Facility Rev. (Alliance for College - Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,020,000	1,003,032
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	882,075
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	863,107
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	508,940
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,054,280
		$31,067,414
Single Family Housing - State – 0.1%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$650,000	$688,231
State & Local Agencies – 4.9%
California State Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 9/01/2049	$2,000,000	$2,156,358
California State Public Works Board Lease Rev. (Various Capital Projects), “A”, 5%, 9/01/2050	1,250,000	1,344,526
Garden Grove, CA, Public Financing Authority Rev., “A”, BAM, 4%, 4/01/2054	4,000,000	3,797,874
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	3,996,678

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – continued
Inglewood, CA, Joint Powers Authority Lease Rev. (Inglewood Main Library Renovation & Seismic Retrofit Project), BAM, 5.25%, 8/01/2050	$6,000,000	$6,487,714
Kerman, CA, Public Financing Authority Lease Rev., BAM, 5%, 10/01/2050	1,450,000	1,546,287
Kerman, CA, Public Financing Authority Lease Rev., BAM, 5%, 10/01/2055	4,000,000	4,233,098
Los Angeles County, CA, Public Works Financing Authority Rev., “H”, 5.5%, 12/01/2053	2,000,000	2,207,821
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,806,757
Ontario, CA, Public Financing Authority Lease Rev., “A”, 4.5%, 11/01/2055	1,000,000	1,007,881
San Bernardino, CA, Unified School District Certificates of Participation, AGM, 4.375%, 10/01/2043	2,000,000	2,087,852
San Bernardino, CA, Unified School District Certificates of Participation, AGM, 4.5%, 10/01/2045	2,000,000	2,061,374
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,910,625
		$40,644,845
Tax - Other – 0.6%
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2035	$2,195,000	$2,219,839
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	340,000	341,989
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	735,000	773,081
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	515,000	515,704
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	170,340
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	498,183
		$4,519,136
Tax Assessment – 0.8%
Golden Valley, CA, Unified School District Finance Authority Rev., “A”, AGM, 5%, 9/01/2056	$1,675,000	$1,793,208
Orange County, CA, Community Facilities District No. 2025-1, Special Tax Rev. (Rienda 3-Improvement Area No.1), “A”, 5%, 8/15/2046	1,500,000	1,567,144
Orange County, CA, Community Facilities District No. 2025-1, Special Tax Rev. (Rienda 3-Improvement Area No.1), “A”, 5%, 8/15/2051	3,225,000	3,313,774
		$6,674,126
Tobacco – 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$855,000	$669,339
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	4,500,000	983,142
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	3,189,821
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	105,000	105,259
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	2,070,967
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	4,011,474
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	885,000	812,355
		$11,842,357
Toll Roads – 0.1%
Bay Area, CA, Toll Authority Bridge Rev., “F-1”, 5%, 4/01/2053	$500,000	$533,068
Transportation - Special Tax – 0.4%
California Municipal Finance Authority Rev. (SFMTA Potrero Yard Modernization Project), “A”, 5.5%, 9/01/2060	$3,000,000	$3,274,626
Universities - Colleges – 3.2%
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	$1,000,000	$961,396
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	428,404
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,274,446
California Educational Facilities Authority Rev. (Santa Clara University), “A”, 5%, 4/01/2045	500,000	545,941
California Educational Facilities Authority Rev. (The Master's University), 5%, 8/01/2050	2,000,000	1,930,823
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,000,749
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,000,675
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	500,308
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,021,335
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	375,000	394,322
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.125%, 11/01/2040	1,350,000	1,404,520

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.375%, 11/01/2045	$775,000	$800,649
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.625%, 11/01/2054	500,000	509,928
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,011,705
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,326,852
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	376,985
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	1,665,248
California Municipal Finance Authority, Academic Facilities Rev. (CoreLink - Scripps Holdings LLC - Scripps College Project), “A”, 5.5%, 7/01/2060	1,000,000	1,074,458
California State University Systemwide Rev., “A”, 5%, 11/01/2047	4,000,000	4,359,480
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,514,639
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	200,000	152,021
		$26,254,884
Universities - Dormitories – 1.6%
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2039	$650,000	$689,093
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2045	1,000,000	1,026,196
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	225,177
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,690,580
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	385,301
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	482,147
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,435,959
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (z)	1,740,000	1,774,310
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,979,514
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,688,315
		$13,376,592
Utilities - Cogeneration – 0.3%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,027,798
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,646,921
		$2,674,719
Utilities - Municipal Owned – 1.5%
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2053	$1,000,000	$1,039,914
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2055	2,000,000	2,076,504
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	55,361
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 11/01/2053	3,500,000	3,683,464
Southern California Public Power Authority, Southern Transmission System Renewal Project Rev. (A Public Entity Organized Under the Laws of the State of California), “1”, 5.25%, 7/01/2053	4,000,000	4,272,240
Truckee Donner Public Utility District, CA, Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,350,526
		$12,478,009
Utilities - Other – 9.9%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,206,791
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,874,277
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,232,140
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “A-1”, 5%, 4/01/2056 (Put Date 2/01/2036)	3,000,000	3,225,270
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2036	3,000,000	3,128,196

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – continued
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	$3,000,000	$3,213,560
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 2/01/2036	4,000,000	4,379,588
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,294,594
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	9,000,000	9,399,417
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	4,000,000	4,330,512
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 7/01/2035	4,000,000	4,402,962
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 2/01/2055 (Put Date 9/01/2032)	2,000,000	2,130,915
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 10/01/2056 (Put Date 5/01/2035)	7,500,000	8,113,235
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5%, 6/01/2036 (w)	2,000,000	2,168,407
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	2,955,000	3,225,312
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	5,000,000	5,396,347
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,110,177
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	3,000,000	3,212,574
Moreno Valley, CA, Public Financing Authority, Electric System Rev., “A”, AGM, 5.25%, 5/01/2056	3,000,000	3,256,939
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,900,000	2,044,054
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,769,216
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,619,873
		$81,734,356
Water & Sewer Utility Revenue – 3.4%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,019,224
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,118,846
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2054	1,000,000	1,059,755
East Bay, CA, Municipal Utility District Water System Refunding Rev., “A”, 5%, 6/01/2054	2,000,000	2,119,510
El Dorado, CA, Irrigation District Rev., COP, “A”, 4%, 3/01/2050	3,500,000	3,372,338
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2050	2,005,000	2,152,548
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2054	1,350,000	1,438,781
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,435,839
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,436,815
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,064,975
Texas Water Development Board State, Water Implementation Rev., “A”, 5%, 10/15/2058	1,560,000	1,615,930
Truckee Donner Public Utility District, CA, Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,235,101
Windsor, CA, Joint Powers Financial Authority, Wastewater Rev. (Green Bonds), AGM, 5%, 11/01/2051	3,500,000	3,733,498
Windsor, CA, Joint Powers Financial Authority, Wastewater Rev. (Green Bonds), AGM, 5%, 11/01/2056	1,750,000	1,784,288
		$28,587,448
Total Municipal Bonds		$828,341,076
Bonds – 0.0%
Transportation & Logistics – 0.0%
Toll Road Investors Partnership II LP, Capital Appreciation, “B”, NPFG, 0%, 2/15/2043 (n)	$886,241	$322,069
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$845,868	$607,967

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 0.9%
Money Market Funds – 0.9%
MFS Institutional Money Market Portfolio, 3.67% (v)	7,729,045	$7,729,045

Other Assets, Less Liabilities – (0.8)%		(6,900,336)
Net Assets – 100.0%		$830,099,821

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,729,045 and
$829,271,112, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $47,392,158, representing 5.7% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	$936,363	$600,000
California Statewide Communities Development Authority, College Housing Rev. (NCCD - Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039	1/16/2019	1,773,772	1,774,310
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), “A”, 5.625%, 8/01/2024	1/8/2021-10/5/2021	499,013	499,500
Total Restricted Securities			$2,873,810
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$828,949,043	$—	$828,949,043
U.S. Corporate Bonds	—	322,069	—	322,069
Investment Companies	7,729,045	—	—	7,729,045
Total	$7,729,045	$829,271,112	$—	$837,000,157
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended June 30, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$33,263,493	$45,943,479	$71,480,344	$429	$1,988	$7,729,045

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$188,098	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2026, are as follows:
California	94.3%
Puerto Rico	1.9%
Illinois	0.6%
Alabama	0.5%
Maine	0.4%
New York	0.4%
North Carolina	0.4%
South Carolina	0.3%
Texas	0.3%
Virginia	0.3%
U.S. Virgin Islands	0.3%
New Hampshire	0.2%
Ohio	0.2%
Tennessee	0.2%
Guam	0.1%
Wisconsin	0.1%
Pennsylvania (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.